UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/06

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Scott Kimball
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Scott Kimball			Jacksonville Beach, FL    04 May 2006
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		111

Form 13F Information Table Value Total:	              $220,356  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1456 85334.000SH       Sole                85334.000
Albertson's Incorporated       COM              013104104      215 8375.000 SH       Sole                 8375.000
Alliance Healthcard            COM              01860F103       18 21000.000SH       Sole                21000.000
Allied Capital Corp            COM                            2031 66366.000SH       Sole                66366.000
Allstate Corp.                 COM              020002101      949 18214.000SH       Sole                18214.000
Alltel Corp.                   COM              020039103     2480 38304.000SH       Sole                38039.000           265.000
Altria Group, Inc.             COM              718154107      239 3379.000 SH       Sole                 3379.000
American Electric Power        COM              025537101      670 19685.000SH       Sole                19685.000
American Express               COM              025816109      917 17441.525SH       Sole                17441.525
American International Group,  COM              026874107     2177 32942.001SH       Sole                32942.001
American Natl Ins Co.          COM              028591105     6034 53840.000SH       Sole                53640.000           200.000
Amgen Incorporated             COM              031162100      269 3700.000 SH       Sole                 3700.000
Amsouth Bancorporation         COM              032165102     5016 185440.000SH      Sole               184940.000           500.000
Arch Coal Inc                  COM                             425 5600.000 SH       Sole                 5600.000
BP plc (ADR)                   COM              055622104      804 11665.000SH       Sole                11665.000
Bank of America                COM              060505104     4877 107083.000SH      Sole               107083.000
Barrick Gold Corp              COM              067901108     2601 95490.000SH       Sole                95490.000
Baxter Intl. Inc.              COM              071813109      281 7230.000 SH       Sole                 7230.000
Berkley W R Corp               COM                             224 3850.000 SH       Sole                 3850.000
Berkshire Hathaway Class B     COM              084670207     1720  571.000 SH       Sole                  571.000
Biotech Holders Trust          COM              09067D201     1520 7850.000 SH       Sole                 7750.000           100.000
Boeing                         COM              097023105     1585 20343.000SH       Sole                20343.000
Bright Horizons Family Solutio COM              109195107      234 6050.000 SH       Sole                 6050.000
Bristol Myers Squibb           COM              110122108     1018 41381.000SH       Sole                41381.000
Canadian National Railway Co   COM              136375102      321 7100.000 SH       Sole                 7100.000
Cascade Natural Gas            COM              147339105     1080 54832.000SH       Sole                54832.000
Cerner Corp                    COM              156782104      427 9000.000 SH       Sole                 9000.000
Charles Schwab & Company       COM              808513105      382 22183.000SH       Sole                22183.000
Chevron Texaco                 COM              166764100      722 12461.000SH       Sole                12461.000
Citigroup Inc.                 COM              172967101     2303 48759.993SH       Sole                48759.993
Coca Cola                      COM              191216100      266 6363.000 SH       Sole                 6363.000
Commercial Bancshares Florida  COM              201607108     5693 161367.000SH      Sole               138523.000         22844.000
Commercial Net Realty          COM              202218103      629 27000.000SH       Sole                27000.000
Compass Bank                   COM              20449H109     1986 39249.000SH       Sole                39249.000
ConocoPhillips                 COM              20825C104     7017 111110.000SH      Sole               111110.000
Constellation Brands           COM              21036P108     1493 59600.000SH       Sole                59600.000
Dell Inc.                      COM              247025109     1775 59657.000SH       Sole                59657.000
Duke Energy Corp.              COM              264399106     5921 203112.000SH      Sole               202112.000          1000.000
E I Dupont De Nemour           COM              263534109      366 8674.000 SH       Sole                 8674.000
EMC Corporation                COM              268648102      997 73184.000SH       Sole                73184.000
Emerson Electric               COM              291011104     6597 78883.000SH       Sole                78583.000           300.000
Exxon Mobil Corp               COM              302290101     4469 73427.000SH       Sole                73427.000
Florida Rock Industries        COM              341140101    14261 253660.500SH      Sole               253660.500
Flowers Foods, Inc.            COM              343496105      729 24556.500SH       Sole                24556.500
Fortune Brands                 COM              349631101      347 4300.000 SH       Sole                 4300.000
General Dynamics               COM              369550108     1902 29730.000SH       Sole                29730.000
General Electric               COM              369604103     7625 219238.162SH      Sole               218538.162           700.000
Genuine Parts                  COM              372460105     2566 58547.000SH       Sole                58547.000
H J Heinz                      COM              423074103     1869 49301.000SH       Sole                49301.000
Harrah's Entertainment Inc.    COM              413619107      315 4035.000 SH       Sole                 4035.000
Hawaiian Electric Industries   COM              419870100     4526 166809.000SH      Sole               166809.000
Hilton Hotel Corporation       COM              432848109      325 12781.000SH       Sole                12781.000
Home Depot                     COM              437076102     4388 103730.013SH      Sole               103730.013
Intel Corporation              COM              458140100     1897 97465.000SH       Sole                97465.000
International Business Machine COM              459200101      942 11426.468SH       Sole                11126.468           300.000
J.P Morgan Chase & Co.         COM              46625H100      400 9598.000 SH       Sole                 9598.000
Johnson & Johnson              COM              478160104     8284 139880.301SH      Sole               139280.301           600.000
Johnson Controls               COM              478366107     4244 55900.000SH       Sole                55600.000           300.000
Lowe's Companies, Inc.         COM              548661107     1063 16494.000SH       Sole                16494.000
Lucent Technologies            COM              549463107       78 25474.000SH       Sole                25474.000
Mcdonalds Corp.                COM              580135101      325 9450.107 SH       Sole                 9450.107
Microsoft Corporation          COM              594918104     2397 88103.000SH       Sole                87603.000           500.000
Minnesota Mining Mfg           COM              604059105     3903 51570.000SH       Sole                51070.000           500.000
Motorola, Inc.                 COM              620076109     1023 44658.000SH       Sole                44658.000
Nordstrom, Inc.                COM              655664100     3031 77355.000SH       Sole                77355.000
Occidental Petroleum           COM              674599105      244 2630.000 SH       Sole                 2630.000
Oracle Corporation             COM              68389X105      220 16050.000SH       Sole                16050.000
PS Water Resource              COM                             272 15035.000SH       Sole                15035.000
Patriot Transportation Holding COM              70337B102     1977 29071.000SH       Sole                29071.000
Pepco Holdings Inc.            COM              737679100      335 14700.000SH       Sole                14700.000
Pepsico Inc.                   COM              713448108     4421 76493.379SH       Sole                76493.379
Pfizer                         COM              717081103     3353 134558.082SH      Sole               134058.082           500.000
Post Properties Inc.           COM              737464107      659 14800.000SH       Sole                14800.000
Procter & Gamble               COM              742718109     5932 102925.000SH      Sole               102325.000           600.000
Protective Life Corp.          COM              743674103      796 15994.000SH       Sole                15994.000
Publix Super Makets Inc.       COM                             778 8278.000 SH       Sole                 8278.000
Regency Centers Corporation    COM              758939102     1050 15620.000SH       Sole                15620.000
Rinker Group Ltd               COM              76687m101     3897 55365.000SH       Sole                55365.000
Royal Dutch Petroleum          COM              780257804     2255 36223.000SH       Sole                36223.000
Safeco Corp.                   COM              786429100     1369 27257.000SH       Sole                27257.000
Sony Corporation               COM              835699307     1058 22955.000SH       Sole                22955.000
Southern Company               COM              842587107     4758 145209.000SH      Sole               144209.000          1000.000
Starbucks Corporation          COM              855244109     3889 103360.000SH      Sole               102560.000           800.000
Stryker Corp Com               COM              863667101      793 17880.000SH       Sole                17880.000
Suntrust Banks Inc.            COM              867914103      507 6971.000 SH       Sole                 6971.000
Sysco Corporation              COM              871829107      893 27865.646SH       Sole                27865.646
Target Inc.                    COM              87612E106     1653 31775.000SH       Sole                31775.000
Thor Industries Inc            COM                             243 4550.000 SH       Sole                 4550.000
United Technologies Corp.      COM              913017109      250 4318.000 SH       Sole                 4318.000
Vanguard Mid-Cap VIPERs        COM              922908629      282 4050.000 SH       Sole                 4050.000
Wachovia Corp.                 COM              929771103     6267 111809.071SH      Sole               111809.071
Wal-Mart Stores                COM              931142103      959 20295.476SH       Sole                20295.476
Walgreen Co                    COM              931422109      672 15590.000SH       Sole                15590.000
Washington Mutual Inc          COM              939322103     1851 43420.000SH       Sole                43420.000
Wells Fargo & Co.              COM              949746101     5918 92660.000SH       Sole                92660.000
Weyerhaeuser Co.               COM              962166104     2582 35643.000SH       Sole                35643.000
Wyeth                          COM              983024100      263 5420.000 SH       Sole                 5420.000
Zimmer Holdings Inc.           COM              98956P102      821 12147.000SH       Sole                12147.000
ebank Financial Services Inc.  COM                              44 30143.000SH       Sole                30143.000
iShares International Index Fu COM                            3205 49361.000SH       Sole                49361.000
T. Rowe Price Mid-Cap                           779556109      265 4607.834 SH       Sole                 4607.834
Vanguard Windsor                                922018106      193 10759.904SH       Sole                10759.904
Citigroup VII 7.125%           PFD              17306n203     1562    61800 SH       Sole                    61800
Con Edison PFD 7.25%           PFD              209115203      216     8500 SH       Sole                     8500
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      456    18000 SH       Sole                    18000
Protective Life-Prosaver Plati PFD              PX0004789       39    25000 SH       Sole                    25000
Regency Centers Corp Pfd. 7.45 PFD              758849202      407    16000 SH       Sole                    16000
Rochester G&E 6.650%           PFD              711367794     1861    73050 SH       Sole                    73050
Safeco Corts TR  8.70%         PFD              22081r205     2098    76650 SH       Sole                    76650
SunTrust Cap. IV 7.125%        PFD              86788B201     1907    75725 SH       Sole                    75725
Schwab S&P500 Index Fund                                       244 18286.72 SH       Sole                 18286.72
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